Finance Income (Tables)	12 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Schedule of finance income

	2021 £’000	2020 £’000	2019 £’000
Interest income on bank deposits	£84	£497	£450
Other interest income	20	58	36
Gain on derecognition of right-of-use assets sub-leased	—	472	—
Fair value movement of financial assets	17	30	—
Foreign exchange gain	—	2,052	2,943
Total	£121	£3,109	£3,429